Anchen Acquisition (Fair Value Estimate of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Anchen Acquisition [Member]	Nov. 17, 2011 Anchen Acquisition [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Cash and cash equivalents					$ 1,352
Accounts receivable, net					15,086
Inventories					21,479
Prepaid expenses and other current assets					1,500
Deferred income taxes					19,588
Income taxes receivable					10,621
Property, plant and equipment					27,642
Intangible assets					220,800
Other long-term assets, net					1,626
Total identifiable assets					319,694
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Current payable to former Anchen securityholders					20,620
Accounts payable					7,701
Payables due to distribution agreement partners					785
Accrued expenses and other current liabilities					8,517
Deferred tax liabilities					86,054
Other long-term liabilities					2,967
Total liabilities assumed					126,644
Net identifiable assets acquired					193,050
Goodwill	850,652	850,652	0	219,703	219,703
Total purchase price allocation					$ 412,753